Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	¥ (628)	¥ (239)	¥ (257)	¥ 2,934
Gains (losses) recognized in income on hedged item	620	243	393	(2,815)
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	0	0	0	0
Gains (losses) recognized in income on hedged item	(14)	0	(3)	0
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	24,262	39,225	(30,985)	(39,442)
Gains (losses) recognized in income on hedged item	(24,349)	(39,304)	30,952	39,513
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	106	218	5	(231)
Gains (losses) recognized in income on hedged item	¥ (48)	¥ (221)	¥ 0	¥ 178